SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF SHARE CAPITAL

	Number of shares *
	June 30, 2026		December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.00000000558603475 par value	17,883,884,449,519,401,964	978,608	17,889,474,910,428,900,000	39,298

Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-

Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

*	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026, and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D to 1.K.

	Number of shares *
	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.00000000012219451015625 par value	817,549,003,406,601,232,640	1,795,943	1,392	95

Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-

Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

New Deferred shares USD 0.00000000000001 par value	7,999,999,999,999,982,413,677	-	-	-

*	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958 , 1-for-8 and 1:4.8828125 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025 and February 17, 2026 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1.F- 1.K and 26.3.

SCHEDULE OF RESTRICTED STOCK UNIT
	Year ended December 31, 2025	Year ended December 31, 2024

Outstanding at the beginning of the year	*	*
Granted	1,528,836	1
Vested	(1,528,832)	(1)
Forfeited	(4)	*
Outstanding at the end of year	-	*

*	Nil after reverse stock split

SCHEDULE OF SHARE OPTION GRANTED

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of options	Weighted average Exercise price (USD$)	Number of options	Weighted average Exercise price (USD$)
Outstanding at beginning of year	*	-	*	-
Issue of options	869,001	183,639	*	-
Outstanding at the end of year	869,001	183,639	*	-
Exercisable options	869,001	183,639	*	-

*	Nil after reverse stock split